FINANCE AND OTHER GAIN (Tables)	9 Months Ended
Sep. 30, 2026
Finance And Other Gain
SCHEDULE OF FINANCE AND OTHER GAIN

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Interest income	$(1,085,443)	$(375,820)	$(2,926,638)	$(440,468)
Interest and penalties	45,453	9,820	66,908	29,974
	$(1,039,990)	$(366,000)	(2,859,730)	(410,494)